Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2026
Mr. Zhan [Member]
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Line Items]
Fair value of the equity interests value	¥ 144,100
Restricted Shares [Member] | Mr. Zhan [Member]
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Line Items]
Number of shares settled	7,287,732
Class A Ordinary Shares [Member] | Mr. Zhan [Member]
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Line Items]
Number of shares settled	18,219,330
Mr. Huiyu Zhan, or Mr. Zhan [Member]
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Line Items]
Fair value of the equity interests value	¥ 80,500
Shenzhen Letsvan [Member]
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Line Items]
Equity method ownership, percentage		2.50%	76.30%
Total cash consideration	¥ 128,100	¥ 9,800
Fair value of the equity interests value		¥ 1,208